Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000153971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class R6/JFAIX)
Average Annual Return, Percent	9.15%	14.18%	13.83%
C000100846 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class R4/JFARX)
Average Annual Return, Percent	8.89%	13.98%	13.63%
C000153970 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class R2/JFACX)
Average Annual Return, Percent	8.58%	13.61%	13.32%
C000100843 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class I/JFCIX)
Average Annual Return, Percent	9.03%	14.05%	13.71%
C000100842 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class C/JFCCX)
Average Annual Return, Percent	6.94%	12.92%	12.58%
C000100841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class A/JFCAX)
Average Annual Return, Percent	3.27%	12.55%	12.79%
C000107909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class A/JHAAX)
Average Annual Return, Percent	(3.38%)	2.73%	1.61%
C000107910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class C/JHACX)
Average Annual Return, Percent	(0.01%)	3.06%	1.41%
C000107911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class I/JHAIX)
Average Annual Return, Percent	1.93%	4.10%	2.43%
C000107912 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class NAV)
Average Annual Return, Percent	2.14%	4.24%	2.56%
C000113522 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class R2/JHARX)
Average Annual Return, Percent	1.74%	3.78%	2.07%
C000107913 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class R6/JHASX)
Average Annual Return, Percent	2.13%	4.19%	2.54%
Without Sales Load [Member] | C000100842 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class C/JFCCX)—excluding sales charge
Average Annual Return, Percent	7.94%	12.92%	12.58%
Without Sales Load [Member] | C000100841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class A/JFCAX)—excluding sales charge
Average Annual Return, Percent	8.70%	13.71%	13.36%
Without Sales Load [Member] | C000107909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class A/JHAAX)—excluding sales charge
Average Annual Return, Percent	1.66%	3.80%	2.13%
Without Sales Load [Member] | C000107910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class C/JHACX)—excluding sales charge
Average Annual Return, Percent	0.99%	3.06%	1.41%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.84%	14.11%	13.98%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	1.80%
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.54%	2.96%	2.04%
Thirty MSCI ACWI 70 Bloomberg Global Aggregate Bond USD Hedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index
Average Annual Return, Percent	7.14%	3.84%	5.07%